Lease Arrangements - Schedule of Quantitative Information Lease liabilities (Detail) $ in Thousands	Dec. 31, 2019 TWD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future minimum lease payments	$ 13,342,287
Interests	2,251,210
Present value of minimum lease payments	11,091,077
Lease liabilities-current	682,367
Lease liabilities-noncurrent	10,408,710
Less than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future minimum lease payments	879,518
Interests	197,151
Present value of minimum lease payments	682,367
Between one and five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future minimum lease payments	2,874,682
Interests	678,576
Present value of minimum lease payments	2,196,106
More than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future minimum lease payments	9,588,087
Interests	1,375,483
Present value of minimum lease payments	$ 8,212,604